INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Schedule of Cost Method Investments
	As of December 31,
	2015	2016
	US$	US$

Cost investment:
Investment in Cold Chain Link Global (Shanghai) Logistic Co., Ltd. (“CCLG”)	-	720,150
Less: accumulated impairment	-	-
	-	720,150